Financial Instruments (Details) - Schedule of indebtedness index for the reporting period - Indebtedness Index [Member] $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Financial Instruments (Details) - Schedule of indebtedness index for the reporting period [Line Items]
Total assets	[1]	$ 460,187	$ 462,135
Total liabilities	[2]	$ 462,065	$ 500,475
Liabilities to assets ratio		1	1.08

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities